SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - 401(k) PROFIT SHARING PLAN	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting

Basis of Accounting — The accompanying financial statements have been prepared on the accrual basis in accordance with accounting principles generally accepted in the United States of America ("GAAP").

Use of Estimates

Use of Estimates — The preparation of financial statements in conformity with GAAP requires Plan management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein. Actual results could differ from those estimates.

Risk and Uncertainties

Risk and Uncertainties — The Plan utilizes various investment instruments. Investment securities, in general, are exposed to various risks, such as interest rate risk, credit risk, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

Included in investments at December 31, 2025 and 2024 are shares of the Company’s common stock with a fair value of $42,224,320 and $47,972,130, respectively, held by the Plan within participant accounts. This investment represents 17.1% and 22.5% of total investments at December 31, 2025 and 2024, respectively. A significant decline in the market value of the Company’s stock would significantly affect the net assets available for benefits.

Contributions

Contributions — Employee contributions and the related employer matching contributions are recognized during the period in which employee contributions are withheld from compensation. Employee contributions and the related employer matching contributions withheld during the Plan year but not yet paid until after the Plan year ended are accrued and recorded as contributions receivable on the statements of net assets available for benefits.

Payment of Benefits

Payment of Benefits — Benefit payments to participants are recorded upon distribution. There were no amounts allocated to accounts of former participants who elected to withdraw from the Plan but had not been paid at December 31, 2025 and 2024.

Excess Contributions Payable

Excess Contributions Payable — The Plan is required to return contributions received during the Plan year in excess of IRC limits. As of December 31, 2025 and 2024, the total excess contribution payable was $265,502 and $271,051, respectively.

Investment Valuation and Income Recognition

Investment Valuation and Income Recognition — The Plan’s investments are stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Administrative Expenses

Administrative Expenses — Management fees and operating expenses charged to the Plan for investments in mutual funds, common-collective trust funds and the stable value fund are deducted from income earned on a daily basis and are not separately reflected. Consequently, management fees and operating expenses are reflected as a reduction of investment return for such investments. Certain indirect administrative expenses are paid by the Company and are excluded from these financial statements. Expenses paid by the Plan include legal, accounting, trustee, recordkeeping, and other administrative fees and expenses associated with maintaining the Plan and are shown on the Statement of Changes in Net Assets Available for Benefits.

The Plan has a revenue-sharing agreement whereby certain investment managers return a portion of the investment fees to the recordkeeper to offset the Plan’s administrative expenses. Future Plan expenses can be paid from any excess remaining revenue sharing amounts. For the year ended December 31, 2025, $12,350 was used to offset Plan expenses. The Plan held undistributed administrative revenues of $19,166 and $6,586, at December 31, 2025 and 2024, respectively. Effective January 1, 2025, Participants are allocated credits from the trustee based on daily investment balances in funds, as established by the trustee.

Notes Receivable from Participants

Notes Receivable from Participants — Notes receivable from plan participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are recorded as distributions based on the terms of the Plan document.